Description of Business	6 Months Ended
Jun. 30, 2024
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Description of Business	Description of Business
Xos, Inc. and its wholly owned subsidiaries (collectively, the “Company” or “Xos”) is a leading fleet electrification solutions provider committed to the decarbonization of commercial transportation. Xos designs and manufactures Class 5-8 battery-electric commercial vehicles that travel on last-mile, back-to-base routes of up to 200 miles per day. Xos also offers charging infrastructure products and services through Xos Energy Solutions™ to support electric vehicle fleets. The Company’s proprietary fleet management software, Xosphere™, integrates vehicle operation and vehicle charging to provide commercial fleet operators a more seamless and cost-efficient vehicle ownership experience than traditional internal combustion engine counterparts. Xos developed the X-Platform (its proprietary, purpose-built vehicle chassis platform) and the X-Pack (its proprietary battery system) specifically for the medium- and heavy-duty commercial vehicle segment with a focus on last-mile commercial fleet operations. Xos’ “Fleet-as-a-Service” package offers customers a comprehensive suite of commercial products and services to facilitate electric fleet operations and seamlessly transition their traditional combustion-engine fleets to battery-electric vehicles.
Business Combination
Xos, Inc. was initially incorporated on July 29, 2020, as a Cayman Islands exempted company under the name “NextGen Acquisition Corporation” (“NextGen”). On August 20, 2021, the transactions contemplated by the Agreement and Plan of Merger, as amended on May 14, 2021, by and among NextGen, Sky Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of NextGen (“Merger Sub”), and Xos, Inc., a Delaware corporation (now known as Xos Fleet, Inc., “Legacy Xos”), were consummated (the “Closing”), whereby Merger Sub merged with and into Legacy Xos, the separate corporate existence of Merger Sub ceased and Legacy Xos became the surviving corporation and a wholly owned subsidiary of NextGen (such transaction the “Merger” and, collectively with the Domestication, the “Business Combination”), and Xos became the publicly traded entity listed on Nasdaq.
Risks and Uncertainties
In recent years, the United States and other significant markets have experienced cyclical downturns and worldwide economic conditions remain uncertain. Global general economic and political conditions, such as recession, inflation, uncertain credit and global financial markets, including recent and potential bank failures, health crises, supply chain disruption, fuel prices, international currency fluctuations, and geopolitical events such as local and national elections, corruption, political instability and acts of war or military conflict including repercussions of the wars between Russia and Ukraine and in Israel, or terrorism, make it difficult for our customers and us to accurately forecast and plan future business activities, and could cause our customers to slow spending on our products and services or impact their ability to make timely payments. A weak or declining economy could also strain our suppliers, possibly resulting in supply disruption. In addition, there is a risk that our current or future suppliers, service providers, manufacturers or other partners may not survive such difficult economic times, which would directly affect our ability to attain our operating goals on schedule and on budget. The ultimate impact of current economic conditions on the Company is uncertain, but it may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.
COVID-19 and actions taken to mitigate its spread have had and may continue to have an adverse impact on the economies and financial markets of many countries, including the areas in which the Company operates. There are no comparable recent events which may provide guidance, and, as a result, the ultimate impact of the COVID-19 pandemic is highly uncertain and subject to change. As a result, the Company is unable to predict the cumulative impact, both in terms of severity and duration, that the COVID-19 pandemic will have on its business, operating results, cash flows, liquidity and financial condition.
Additionally, ongoing geopolitical events, such as the military conflicts between Russia and Ukraine and in Israel and related sanctions, may increase the severity of supply chain disruptions and further hinder our ability to source inventory for our vehicles. The conflict continues to evolve and its ultimate impact on the Company is uncertain, but a prolonged conflict may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.
Although the Company has used the best current information available to it in its estimates, actual results could materially differ from the estimates and assumptions developed by management.
Liquidity
As an early stage growth company, the Company has incurred net losses and cash outflows since its inception. The Company will continue to incur net losses and cash outflows in accordance with its operating plan as the Company continues to scale its operations to meet anticipated demand and establish its Fleet-as-a-Service offering. As a result, the Company’s ability to access capital is critical and until the Company can generate sufficient revenue to cover its operating expenses, working capital and capital expenditures, the Company will need to raise additional capital in order to fund and scale its operations. The Company may raise additional capital through a combination of debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing. The Company’s ability to raise or access capital when needed is not assured and, if capital is not available to the Company when and in the amounts needed, the Company could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm its business, prospects, financial condition and operating results. Global general economic conditions continue to be unpredictable and challenging in many sectors, with disruptions to, and volatility in, the credit and financial markets in the United States and worldwide resulting from the effects of COVID-19, potential recessions, rising inflation rates, including potential bank failures, supply chain disruption, fuel prices, international currency fluctuations, and geopolitical events such as local and national elections, corruption, political instability and acts of war or military conflict including repercussions of the wars between Russia and Ukraine and in Israel, or terrorism.
As of December 31, 2023, the Company’s principal sources of liquidity were its cash and cash equivalents aggregating $11.6 million and its access to capital under the Yorkville SEPA Offering (defined below in Note 10 — Equity). The Company’s short- and long-term uses of cash are for working capital and to pay interest and principal on its debt. The Company has incurred losses since inception and had negative cash flow from operating activities of $39.3 million and $128.0 million for the years ended December 31, 2023 and 2022, respectively.
As an early-stage growth company, the Company's ability to access capital is critical. The Company has secured and intend to employ various strategies to obtain the required funding for future operations such as continuing to access capital through the SEPA and other capital raising strategies such as debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing. The consolidated financial information does not include any adjustments that might result from the outcome of this uncertainty. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern.
In response to these conditions, the Company is currently evaluating different strategies to obtain the required funding for future operations. The Company has plans to secure and intend to employ various strategies to raise additional capital, such as through the SEPA and other capital raising strategies such as a combination of debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing. However, the ability to access the SEPA is dependent on trading volumes and market price of Xos’ Common Stock. Furthermore, the Company's access to capital under the SEPA is not available as of the date of this filing and will not be available until the Company files with the SEC (i) ElectraMeccanica's financial statements for the fiscal years ended December 31, 2023 and December 31, 2022 and (ii) a post-effective amendment to the Registration Statement on Form S-1 filed on July 27, 2023.
Additionally, the Company consummated the Arrangement (See Note 19 — Subsequent Events for additional information) with ElectraMeccanica Vehicles Corp. (“ElectraMeccanica”) on March 26, 2024. As a result, the Company’s liquidity will be supplemented by accessing ElectraMeccanica's cash balance, which was estimated to be approximately $48.0 million as of the date the Arrangement was consummated.
Based on the Company’s ability to raise funds through the strategies described above, the consummation of the Arrangement with ElectraMeccanica and Xos’ cash and cash equivalents as of December 31, 2023, the Company has concluded that it is probable that such proceeds would provide sufficient liquidity to complete the integration of ElectraMeccanica and fund operations for the next twelve months following the date of this Report. As a result, it is probable that Xos’ plans alleviate the substantial doubt about the Company’s ability to continue as a going concern for at least one year from the issuance of the consolidated financial statements.
Supply Chain Disruptions
The Company’s ability to source certain critical inventory items, while marginally improving since prior years, continues to be impacted by long-standing negative global economic conditions caused by factors such as the COVID-19 pandemic, and the effects may continue in the future. With the rest of the market, the Company has faced and expects to face, for the foreseeable future, widespread shortages for specific components primarily in commodities like power electronics and harnesses, and disruptions to the supply of components due to port congestion and fluctuating fuel prices.
Despite these disruptions, the Company’s supply chain team has taken significant measures to effectively source inventory for its vehicles and has been working with vendors to find alternative solutions to overcome these constraints and where appropriate, working to find alternate sources of supply for critical components, including placing orders in advance of projected need to ensure availability of materials in time to meet growing production plans.
Description of Business
Xos, Inc. and its wholly owned subsidiaries (collectively, the “Company” or “Xos”) is a leading fleet electrification solutions provider committed to the decarbonization of commercial transportation. Xos designs and manufactures Class 5-8 battery-electric commercial vehicles that travel on last-mile, back-to-base routes of up to 200 miles per day. Xos also offers charging infrastructure products and services through Xos Energy Solutions™ to support electric vehicle fleets. The Company’s proprietary fleet management software, Xosphere™, integrates vehicle operation and vehicle charging to provide commercial fleet operators a more seamless and cost-efficient vehicle ownership experience than traditional internal combustion engine counterparts. Xos developed the X-Platform (its proprietary, purpose-built vehicle chassis platform) and the X-Pack (its proprietary battery system) specifically for the medium- and heavy-duty commercial vehicle segment with a focus on last-mile commercial fleet operations. Xos seeks to offer customers a comprehensive suite of commercial products and services to facilitate electric fleet operations and seamlessly transition their traditional combustion-engine fleets to battery-electric vehicles.
Business Combination
Xos, Inc. was initially incorporated on July 29, 2020 as a Cayman Islands exempted company under the name “NextGen Acquisition Corporation” (“NextGen”). On August 20, 2021, the transactions contemplated by the Agreement and Plan of Merger, as amended on May 14, 2021, by and among NextGen, Sky Merger Sub I, Inc., a Delaware corporation and a direct wholly owned subsidiary of NextGen (“Merger Sub”), and Xos, Inc., a Delaware corporation (now known as Xos Fleet, Inc., “Legacy Xos”), were consummated (the “Closing”), whereby Merger Sub merged with and into Legacy Xos, the separate corporate existence of Merger Sub ceased and Legacy Xos became the surviving corporation and a wholly owned subsidiary of NextGen (such transaction the “Merger” and, collectively with the Domestication, the “Business Combination”), and Xos became the publicly traded entity listed on Nasdaq.
ElectraMeccanica Acquisition
On January 11, 2024, the Company and ElectraMeccanica Vehicles Corp. (“ElectraMeccanica”) entered into an arrangement agreement, as amended on January 31, 2024 (the “Arrangement Agreement”), pursuant to which the Company acquired all of the issued and outstanding common shares of ElectraMeccanica (each an “ElectraMeccanica Share”) pursuant to a plan of arrangement (the “Plan of Arrangement”) under the Business Corporations Act (British Columbia) (the “Arrangement”).
Subject to the terms and conditions set forth in the Arrangement Agreement and the Plan of Arrangement, each ElectraMeccanica Share outstanding immediately prior to the effective time of the Arrangement (other than the shares held by ElectraMeccanica shareholders who have exercised rights of dissent in respect of the Arrangement) would be transferred to the Company in exchange for such number of shares of the Company’s Common Stock, as provided for in the Arrangement Agreement.
The Arrangement was consummated on March 26, 2024. Subject to the terms and conditions set forth in the Arrangement Agreement and the Plan of Arrangement, on March 26, 2024, each ElectraMeccanica Share outstanding immediately prior to the effective time of the Arrangement was converted automatically into the right to receive 0.0143739 of a share of the Company’s Common Stock, for total consideration of 1,766,388 shares of Common Stock. The Company’s liquidity has been supplemented by accessing ElectraMeccanica's cash balance, which was approximately $50.2 million (excluding severance related costs paid at closing) as of the effective date of the Arrangement.
Risks and Uncertainties
In recent years, the United States and other significant markets have experienced cyclical downturns and worldwide economic conditions remain uncertain. Global general economic and political conditions, such as recession, inflation, uncertain credit and global financial markets, including potential future bank failures, health crises, supply chain disruption, fuel prices, international currency fluctuations, and geopolitical events such as local and national elections, corruption, political instability and acts of war or military conflict, or terrorism, make it difficult for our customers and us to accurately forecast and plan future business activities, and could cause our customers to slow spending on our products and services or impact their ability to make timely payments. A weak or declining economy could also strain our suppliers, possibly resulting in supply disruption. In addition, there is a risk that our current or future suppliers, service providers, manufacturers or other partners may not survive such difficult economic times, which would directly affect our ability to attain our operating goals on schedule and on budget. The ultimate impact of current economic conditions on the Company is uncertain, but it may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.
Additionally, ongoing geopolitical events, such as the military conflicts between Russia and Ukraine and in Israel or tensions with China and related sanctions and export control restrictions, may increase the severity of supply chain disruptions and further hinder our ability to source inventory for our vehicles. These conflicts continue to evolve and the ultimate impact on the Company is uncertain, but any prolonged conflict may have a material negative impact on the Company’s business, operating results, cash flows, liquidity and financial condition.
Although the Company has used the best current information available to it in its estimates, actual results could materially differ from the estimates and assumptions developed by management.
Liquidity
As an early-stage growth company, the Company has incurred net losses and cash outflows since its inception. The Company will continue to incur net losses and cash outflows in accordance with its operating plan as the Company continues to scale its operations to meet anticipated demand and establish its product and services offerings. As a result, the Company’s ability to access capital is critical and until the Company can generate sufficient revenue to cover its operating expenses, working capital and capital expenditures, the Company will need to raise additional capital in order to fund and scale its operations. The Company may raise additional capital through a combination of debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing and collecting on its outstanding receivables. The Company’s ability to raise or access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts needed, the Company could be required to delay, scale back or abandon some or all of its development programs and other operations, which could materially harm its business, prospects, financial condition and operating results. Global general economic conditions continue to be unpredictable and challenging in many sectors, with disruptions to, and volatility in, the credit and financial markets in the United States and worldwide resulting from the effects of potential recessions, rising inflation rates, including potential bank failures, supply chain disruption, fuel prices, international currency fluctuations, and geopolitical events such as local and national elections, corruption, political instability and acts of war or military conflict including repercussions of the wars between Russia and Ukraine and in Israel, or terrorism.
As of June 30, 2024, the Company’s principal sources of liquidity were its cash and cash equivalents aggregating to $19.7 million. Cash and cash equivalents as of June 30, 2024 reflects the consummation of the Arrangement with ElectraMeccanica on March 26, 2024. The Company’s short- and long-term uses of cash are for working capital and to pay interest and principal on its debt. The Company has incurred losses since inception and had negative cash flow from operating activities of $40.6 million and $30.0 million for the six months ended June 30, 2024 and June 30, 2023, respectively, and $39.3 million for the year ended December 31, 2023.
As an early-stage growth company, the Company's ability to access capital is critical. However, there can be no assurance such capital will be available to the Company when needed, on favorable terms or at all. The consolidated financial information does not include any adjustments that might result from the outcome of this uncertainty. These conditions and events raise substantial doubt about the Company’s ability to continue as a going concern.
The Company has secured and intends to employ various strategies to obtain the required funding for future operations, which may include accessing capital through the SEPA (defined below in Note 9 - Equity) and other capital raising strategies such as debt financing, other non-dilutive financing and/or equity financing, including through asset-based lending and/or receivable financing and collecting on its outstanding receivables. However, the ability to access the SEPA is dependent on trading volumes and the market price of Xos’ Common Stock. Furthermore, the Company's access to capital under the SEPA is not available as of the date of this filing and will not be available until a post-effective amendment to the Registration Statement on Form S-1 filed on July 27, 2023 is filed with the SEC and declared effective and other applicable conditions are met.
On August 9, 2022 (as amended on September 28, 2022), the Company entered into a note purchase agreement (the “Note Purchase Agreement”) with Aljomaih Automotive Co. (“Aljomaih”) under which the Company agreed to sell and issue to Aljomaih a convertible promissory note with a principal amount of $20.0 million and a maturity date of August 11, 2025.
Based on the Company’s strategies to raise funds as described above and Xos’ cash and cash equivalents as of June 30, 2024, the Company has concluded that it is not probable that such proceeds would provide sufficient liquidity to fund operations for the next twelve months following the date of the issuance of the condensed consolidated interim financial statements in this Report. As a result, it is not probable that Xos’ plans alleviate the substantial doubt about the Company’s ability to continue as a going concern for at least one year from the issuance of the condensed consolidated interim financial statements in this Report. Absent the Company being able to collect on its outstanding accounts receivable, obtain a sufficient level of new capital in the near-term and/or obtain replacement financing for or extend the maturity of existing debt, the Company could need to seek protection under Chapters 7 or 11 of the United States Bankruptcy Code. This could potentially cause the Company to cease operations and result in a complete or partial loss of your investment in the Company’s securities.
Supply Chain Disruptions
While the Company’s ability to source certain critical inventory items has been steadily improving since prior years, it is still experiencing long-standing negative effects from global economic conditions, and expects such effects to continue to varying degrees for the foreseeable future. The Company has also observed, and expects to be impacted by, sporadic and unpredictable shortages for specific components, primarily in power electronics and harnesses, and disruptions to the supply of components. Fluctuating fuel prices and geopolitical conflicts have compounded ongoing supply and demand pressures for shipping, resulting in port congestion, higher freight fees and longer transit times.
Despite these disruptions, the Company’s supply chain team continues to employ mitigating strategies to effectively source inventory for all our products. The team has continued working with vendors to find alternative solutions to overcome these constraints and, where appropriate, working to find alternate sources of supply for critical components, including placing orders in advance of projected need, while ensuring such components have extended usage projected. These steps are designed to promote availability of materials in time to meet production plans without inflating inventory beyond projected lead times.